SCHEDULE OF LEASE LIABILITY (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Lease Payments	$ (21)	$ (39)
Current	30		$ 30
Non current	403		440
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Lease liability, beginning balance	$ 470	$ 503	503	$ 589
Additions			49
Deductions			(21)
Accretion of interest			51	47
Foreign exchange differences			(57)	(35)
Lease Payments			(55)	(98)	$ (12)
Lease liability, ending balance			470	503	$ 589
Current			30	37
Non current			$ 440	$ 466